UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2015
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION [Abstract]
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION
21.	UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION

The unaudited quarterly financial information for each of the quarters in the year ended December 31, 2015 is presented below:

(Dollars in thousands, except per share data)	March 31, 2015	June 30, 2015	September 30, 2015	December 31, 2015
	As restated	As restated	As restated
Total revenues	$123,286	$102,822	$112,655	$123,634
Net income	$19,865	$(43,695)	$27,483	$19,145
Earnings per share — Basic	$0.47	$(1.06)	$0.66	$0.47
Earnings per share — Diluted	$0.47	$(1.06)	$0.66	$0.47

The unaudited quarterly financial information for each of the quarters in the year ended December 31, 2014 is presented below:

(Dollars in thousands, except per share data)	March 31, 2014	June 30, 2014	September 30, 2014	December 31, 2014
	As restated	As restated	As restated	As restated
Total revenues	$94,320	$108,566	$102,374	$120,288
Net income	$7,653	$21,746	$13,471	$17,314
Earnings per share — Basic	$0.17	$0.52	$0.32	$0.41
Earnings per share — Diluted	$0.17	$0.52	$0.32	$0.41